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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002

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
Check here if Amendment [  ]                   Amendment No.:    _______
       This Amendment (Check only one):        [  ]  is a restatement.
                                               [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Bayard D. Waring
Address: c/o Amelia Peabody Foundation
         One Hollis Street
         Wellesley, MA 02482

Form 13F File Number: 028-05999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Bayard D. Waring
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Bayard D. Waring  Gloucester, Massachusetts May 2, 2002

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

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
Form 13F File No.   Name

28-05989            Amelia Peabody Foundation
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                                      -2-

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                              FORM 13F SUMMARY PAGE

Report Summary:

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
Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     34

Form 13F Information Table Value Total:     $4,911 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

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
No.   Form 13F File No.   Name

1.    28-05993            Philip B. Waring


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                                                    FORM 13F INFORMATION TABLE

        COLUMN 1              COLUMN 2          COLUMN 3            COLUMN 4            COLUMN 5                      COLUMN 6

     Name of Issuer        Title of Class        CUSIP               Value               Shrs or        Sh/ Put/     Investment
                                                                   (X $1000)             Prn Amt        Prn Call     Discretion
Alliance Resource              Common          01877R108              290                12,000            SH      Shared - Other

American Axle                  Common          024061103               58                 2,000            SH      Shared - Other

Amerigas Partners L.P.         Common          030975106              129                 6,000            SH      Shared - Other

Andrx Group                    Common          034553107              152                 4,000            SH      Shared - Other

Anthracite                     Common          037023108               69                 6,000            SH      Shared - Other

Apex Mortgage                  Common          037564101               58                 5,000            SH      Shared - Other

Applied Materials Inc          Common          038222105              271                 5,000            SH      Shared - Other

BP Prudhoe Bay                 Common          055630107              135                10,000            SH      Shared - Other

Cardinal Health                Common          14149Y108              284                 4,000            SH      Shared - Other

Citigroup                      Common          172967101              248                 5,000            SH      Shared - Other

Dell Computer                  Common          247025109              183                 7,000            SH      Shared - Other

Ducommun                       Common          264147109              118                 6,000            SH      Shared - Other

Duff & Phelps Util &
Corp BD, TR                    Common          26432K108               68                 5,000            SH      Shared - Other

Duke Energy                    Common          264399106              151                 4,000            SH      Shared - Other

EGlobe, Inc.                   Common          282339209                0                 1,276            SH      Shared - Other

El Pas Energy                  Common          28368B102              300                 8,000            SH      Shared - Other

Enzo Biochem                   Common          294100102                5                   262            SH      Shared - Other

        COLUMN 1                    COLUMN 7          COLUMN 8

     Name of Issuer                   Other            Voting Authority
                                    Managers        Sole    Shared    None
Alliance Resource                       1         12,000

American Axle                           1          2,000

Amerigas Partners L.P.                  1          6,000

Andrx Group                             1          4,000

Anthracite                              1          6,000

Apex Mortgage                           1          5,000

Applied Materials Inc                   1          5,000

BP Prudhoe Bay                          1         10,000

Cardinal Health                         1          4,000

Citigroup                               1          5,000

Dell Computer                           1          7,000

Ducommun                                1          6,000

Duff & Phelps Util &
  Corp BD TR                            1          5,000

Duke Energy                             1          4,000

EGlobe, Inc.                            1          1,276

El Pas Energy                           1          8,000

Enzo Biochem                            1            262

Freddie Mac                    Common          313400301               32                  500             SH      Shared - Other

Great Plains                   Common          391164100              125                 5,000            SH      Shared - Other

Hospitality Prop.              Common          44106M102              172                 5,000            SH      Shared - Other

Intel Corp                     Common          458140100               91                 3,000            SH      Shared - Other

JDS UniPhase                   Common          46612J101               82                14,000            SH      Shared - Other

Johnson & Johnson              Common          478160104              837                12,900            SH      Shared - Other

Kinder Morgan Energy
  Partners LP                  Common          494550106              198                 6,000            SH      Shared - Other

McData Corp. Class A           Common          580031201                3                   271            SH      Shared - Other

Mutual Risk Mgmt Ltd           Common          628351108                9                11,000            SH      Shared - Other

Nat'l Semiconductor            Common          637640103              202                 6,000            SH      Shared - Other

Pacific Century                Common          616400909               21                30,000            SH      Shared - Other

Polycom                        Common          73172K104               29                 1,177            SH      Shared - Other

Talbots                        Common          874161102              212                 6,000            SH      Shared - Other

Teco Energy                    Common          872375100              115                 4,000            SH      Shared - Other

Tellabs Inc.                   Common          879664100               42                 4,000            SH      Shared - Other

Torch Offshore                 Common          891019101               89                10,000            SH      Shared - Other

Washington Mutual              Common          939322103              133                 4,000            SH      Shared - Other

                                                                     4911

Freddie Mac                                       1            500

Great Plains                                      1          5,000

Hospitality Prop.                                 1          5,000

Intel Corp                                        1          3,000

JDS UniPhase                                      1         14,000

Johnson & Johnson                                 1         12,900

Kinder Morgan Energy
  Partners LP                                     1          6,000

McData Corp. Class A                              1            271

Mutual Risk Mgmt Ltd                              1         11,000

Nat'l Semiconductor                               1          6,000

Pacific Century                                   1         30,000

Polycom                                           1          1,177

Talbots                                           1          6,000

Teco Energy                                       1          4,000

Tellabs Inc.                                      1          4,000

Torch Offshore                                    1         10,000

Washington Mutual                                 1          4,000